General	12 Months Ended
Dec. 31, 2020
General [Abstract]
General	GENERAL
A.    GENERAL

Elbit Systems Ltd. (“Elbit Systems” or the “Company”) is an Israeli corporation that is 44.30% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq Global Select Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems' major wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems C4I and Cyber Ltd. (“C4I and Cyber”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”) and Elbit Systems Land Ltd. (“ELS”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, anti-corruption regulations, changes in governmental regulations, cyber security and information assurance requirements and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 23C.

C.    COVID-19 PANDEMIC IMPACT

The Coronavirus disease 2019 (COVID-19) was declared a pandemic by the World Health Organization in March 2020. COVID-19 has had significant negative impacts on the worldwide economy, resulting in disruptions to supply chains and financial markets, significant travel restrictions, facility closures and shelter-in-place orders in various locations. The Company closely monitored the evolution of the COVID-19 pandemic and its impacts on the Company’s employees, customers and suppliers, as well as on the global economy.
The Company took a number of actions to protect the safety of its employees as well as maintain business continuity and secure its supply chain. The Company also reported on a number of activities where it leveraged its technological capabilities to assist hospital staffs and other first responders protecting communities from the impact of the pandemic.
A series of cost control measures were implemented to help limit the financial impact of the pandemic on the Company, in parallel to the measures taken to maintain business continuity and deliveries to customers. The Company also worked on efficiency initiatives with a number of its suppliers.
During 2020 the Company's defense activities, which accounted for most of its business, were not materially impacted by the pandemic, although some of the businesses experienced certain disruptions due to government directed safety measures, travel restrictions and supply chain delays.
The significant slow-down in commercial air traffic, and the expectation that a commercial air traffic recovery to 2019 levels will likely take a number of years, have reduced the demand for products and services for the commercial aviation markets. Additionally, manufacturers of aircraft for these markets have announced plans to reduce production rates to adapt to the lower demand. Following a review of the economic impact on the Company’s assets overall, and those assets impacted by the commercial aviation industry in particular, the Company recorded in the third quarter of 2020 non-cash expenses related to impairment of assets and inventory write-offs, due to COVID-19, in the amount of approximately $60,004. These expenses were recorded mainly in the “Cost of Revenues” line item in the Consolidated Statement of Income and were eliminated in the non-GAAP results as a category of expenses that are not part of the Company’s recurring business.
Note 1 -    GENERAL

D.     ACQUISITIONS AND INVESTMENTS

1.In September 2019, ESA completed the acquisition of the night vision business of L3Harris Technologies (the "Night Vision Business") for a purchase price of approximately $351,500 subject to working capital adjustments. Located in Roanoke, Virginia, the Night Vision Business is engaged in the development, production and supply of night vision technology for the U.S. and allied military and security forces and for the U.S. federal homeland security market. Following the acquisition, the Night Vision Business operates as Elbit Night Vision (“ENV”). The results of operations of ENV were consolidated in the Company's financial statements commencing on the date of acquisition and were immaterial to the Company's results of operations for the year ended December 31, 2019.

The preliminary purchase price allocation ("PPA") was based on information available at the time of closing the ENV acquisition. During 2020, the Company finalized the PPA for ENV as a result of receiving certain information which existed as of the date of acquisition.

The following table summarizes adjustments since the preliminary PPA was disclosed as of December 31, 2019:

	Preliminary estimated fair value	Adjustments	Fair value	Average expected useful lives

Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$29,287	$45,416	$74,703
Technology	37,000	1,000	38,000	8 years
Customer relationships	67,000	23,000	90,000	20 years
Customer backlog	6,500	(200)	6,300	3 years
Goodwill	211,727	(69,216)	142,511
	$351,514		$351,514

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of ENV.

Expenses related to the Night Vision Business acquisition and other non-recurring expenses:

During the fourth quarter of 2019, following the acquisition of the Night Vision Business, the Company initiated a reorganization plan, which includes charges related to the integration of ENV, primarily associated with write-off of pre-contract costs and impairment of property, plant and equipment. Total expenses related to the Night Vision Business acquisition and other non-recurring expenses amounted to approximately $55,030, as follows:

Expense type	2019
Inventory write-off	$54,713
Long-lived assets write-off	317
$55,030

Expense category
Cost of revenue	$55,030

The results of operations of ENV were consolidated from the date of acquisition. Pro forma information has not been provided because the impact of ENV's financial results was not material to the revenue and net income of the Company.
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS (Cont.)

2.    In January 2019, the Company completed the acquisition of 100% of an Israeli affiliated company, previously held by the Company at 19%, for a purchase price of approximately $11,800, of which approximately $4,050 is contingent consideration, which may become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $9,200) and to other intangible assets (approximately $2,700). The results of operations of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition. The effects of this acquisition on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality. As of December 31, 2020, the contingent consideration was $958.

3.     In April 2018, the Company completed the acquisition of the assets and operations of the privately-owned U.S. company Universal Avionics Systems Corporation (“Universal”), for a total consideration of approximately $123,581. Universal is a developer and manufacturer of commercial avionics systems for the retrofit and forward-fit market for a wide range of fixed and rotary-wing aircraft types.

Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	$52,509
Technology	21,128	15 years
Customer relationships	13,924	15 years
Trademark	4,960	20 years
Goodwill	31,060
	$123,581

The results of operations of Universal were consolidated from the date of acquisition. Pro forma information has not been provided because the impact of Universal's financial results was not material to the revenue and net income of the Company.

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired.

4.    In the second quarter of 2018, an Israeli subsidiary operating in the filed of commercial cybersecurity was deconsolidated following an investment by a third party, which holds certain substantial participation rights, resulting in loss of control over the subsidiary. As a result, the Company recognized in other operating income a net gain related to the revaluation of the shares held by the Company of approximately $42,000 (see Note 6C(1)). In addition, in the second quarter of 2018, a third party invested in a newly established Israeli subsidiary acting in the area of surgeon-centered visualization technologies, resulting in loss of control of the subsidiary because the third party investor holds certain substantial participation rights. As a result, the Company recognized in other operating income a net gain of approximately $3,500 related to revaluation of the shares held by the Company (see Note 6C(2)).

During 2020, due to sale of holdings and third party investment, the Company had proceeds of approximately $48,000 of which $4,800 was placed in escrow until June 2021. In addition, the Company recognized in other income a net gain of approximately $16,727. As part of the sale transaction the Company acquired business operations from an affiliated company. (see Note 6C(1), Note 4 and Note 26).
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS (Cont.)

5.    On November 25, 2018, the Company completed the acquisition of 100% of the interests in an Israeli company, IMI Systems Ltd. and its subsidiaries (collectively: "IMI"), for a total nominal consideration of approximately $520,000 (approximately NIS 1,900 million). The consideration was comprised of the following: approximately $380,000 (approximately NIS 1,400 million) paid in cash, approximately $24,000 (approximately NIS 90 million) is contingent consideration recorded at fair value, subject to IMI achieving agreed performance goals, which may become payable on the occurrence of certain future events, and approximately $111,400 (approximately NIS 358 million) at present value are deferred payments to be paid in 2021 and 2022. As of December 31, 2020, the contingent consideration was approximately $28,800.

The results of operations of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition.

IMI is engaged primarily in the development and manufacture of precision munitions and armored vehicle survivability and protection systems.

The following table summarizes the PPA :

	Fair value	Average expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$26,559
Employees benefit liabilities, net	(391,244)
Premises evacuation receivable	355,162
Backlog	18,600	mainly 10
Technology	18,791	mainly 8
Customer relationships	52,131	mainly 10
Goodwill	418,456
	$498,455

Goodwill represents the purchase price paid in excess of the fair value of net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of IMI.

Further to the acquisition agreement, the Company was entitled to premises evacuation compensation in the amount of approximately $365,000 (approximately NIS 1,365 million), upon the relocation of certain of IMI's facilities. During 2019, the Company sold the premises evacuation receivable for the amount of approximately $345,000 to an Israeli bank and accounted for the transaction as a true sale under ASC 860. The Company is still entitled to receive building inputs index adjustments on the base premises evacuation receivable, which is recorded as a financial asset measured at fair value and as of December 31, 2020 amounted to approximately $29,100 (See Note 8).
Note 1 -    GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS (Cont.)

5.    Following are the supplemental consolidated financial results of the Company on an unaudited proforma basis, as if the IMI acquisition had been consummated on January 1, 2017 (unaudited):

December 31,
2018
Proforma revenue	$4,028,656
Proforma net income (loss)	$(18,758)

Proforma earnings (loss) per share:
Basic	$(0.44)
Diluted	$(0.44)

These proforma results were based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and IMI been a combined company during the periods presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of cost over equity attributable to purchased real estate, property, plant and equipment and elimination of inter-company transactions.

Expenses related to the IMI acquisition and other non-recurring expenses were as follows:

During the fourth quarter of 2018, following the acquisition of IMI, the Company initiated a reorganization plan, which includes charges related to the integration of IMI, primarily associated with plans to abandon duplicate facilities, manufacturing and supply chain infrastructure, write-off of pre-contract costs and impairment of property, plant and equipment and intangible assets. Total expenses related to the IMI acquisition and other non-recurring expenses amounted to approximately $69,464, as follows:

Expense type	2018
Inventory write-off	$43,487
Employees related costs(*)	12,709
Long-lived assets write-off	2,700
Intangibles write-off	5,520
Other	5,048
$69,464

Expense category	2018
Cost of revenue	$66,636
Marketing and selling	128
Other income	2,700
$69,464

(*)    Employees related costs represent non-recurring expenses related to certain reorganizational activities, primarily related to one-time payments to certain Israeli subsidiaries' employees under collective bargaining agreements. In addition, other income includes impairment charges on one of the Company's affiliates that was assessed to be impaired given the more advanced IMI technology.
Note 1 - GENERAL (Cont.)

D.     ACQUISITIONS AND INVESTMENTS (Cont.)

6.    In June 2017, the Company completed the acquisition of a 100% interest in a Canadian company for a purchase price of approximately $20,200, of which $10,500 was contingent consideration, that would become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $9,500) and to other intangible assets (approximately $9,500). The results of operations of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition. During 2020, the Company eliminated its contingent consideration and as a result recognized a gain of approximately $6,600 in costs of revenue.

7.    In June 2017, the Company completed the acquisition of a 100% interest in a Brazilian company for a purchase price of approximately $23,000, of which approximately $9,700 was contingent consideration, that would become payable on the occurrence of certain future events. Based on a PPA performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $15,600) and to other intangible assets (approximately $12,300). The results of operations of the acquired company were consolidated in the Company's financial statements commencing on the date of acquisition. The effects on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality. During 2020, the Company eliminated its contingent consideration and as a result recognized a gain of approximately $5,900 in general and administrative expenses.